COLLABORATION AGREEMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2007	Nov. 01, 2021 USD ($) Agreement Candidate Program
Number of generic collaborative agreements to sell rights | Agreement		10
Number of generic programs retained for collaboration rights | Program		2
Number of generic drug candidates | Candidate		4
Expected revenue receivable over twenty four months | $		$ 21,500
Minimum [Member]
Royalties maturity	2016
Maximum [Member]
Royalties maturity	2024